SHARE-BASED COMPENSATION - Compensation Cost and Income Tax Benefit (Details) (USD $)	9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 28, 2012 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 27, 2013 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 7,013,000	$ 1,401,000	$ 3,933,000	$ 12,501,000	$ 15,169,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	13,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years 8 months 6 days
Allocated Share-based Compensation Expense		$ 18,300,000